Direct: 414-287-9517
edrought@gklaw.com

August 28, 2017

VIA EMAIL

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:                           Frontier Funds, Inc.
(Registration Nos: 333-07305; 811-07685)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontier Funds, Inc. (the “Company”), please find the Company’s Registration Statement on Form N-14 relating to the reorganization of the Frontier Netols Small Cap Value Fund into the Frontier Phocas Small Cap Value Fund, each a series of the Company.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought

cc: Working Group